As filed with the Securities and Exchange Commission on October 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – August 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report

August 31, 2014

Dividend Plus+ Income Fund

Managed By MAI Capital Management, LLC

TABLE OF CONTENTS

A Message to Our Shareholders (Unaudited)	1
Performance Chart and Analysis (Unaudited)	3
Schedule of Investments	4
Schedule of Call and Put Options Written	5
Notes to Schedules of Investments and Call and Put Options Written	10
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Additional Information (Unaudited)	22

IMPORTANT INFORMATION

The views expressed in this report are those of the Dividend Plus+ Income Fund’s (the “Fund”) managers as of August 31, 2014, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the price exceeds the exercise price before expiration date. Selling put options risk is that the Fund will incur a loss from the sale of the option and the security’s current market value if selling put options of an underlying security at a market price below the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus.

A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income.

DIVIDEND PLUS+ INCOME FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) AUGUST 31, 2014

Dear Shareholder,

Over the past fiscal year ended August 31, 2014, the Dividend Plus+ Income Fund’s (the “Fund”) Institutional Class returned 11.62%. Over the same period, the S&P 500® Index (the “S&P 500”) gained 25.25% and hit a record high. Volatility of the Fund's monthly returns was 4.46% compared to 8.37% for the S&P 500. During the Fund’s fiscal year, the yield for 10 year bonds issued by the U.S. Treasury began the period at 2.78% closing at 2.34%, while averaging 2.67%.

The Chicago Board Options Exchange Market Volatility Index (VIX) is a gauge of the implied volatility of the S&P 500 options over the next 30 day period. Traditionally, a number above 20 indicates that investors are betting on future volatility. Changes in volatility significantly impact option premium; therefore, it is worth noting that over the past fiscal year, volatility averaged even lower levels than the prior year.

Average daily closing value of the VIX Index for the twelve months ending August 31:

2014	2013	2012	2011	2010	2009	2008	2007
13.8	14.9	22.8	20.4	23.7	40.9	22.8	14.0
               Source: FactSet

Despite the decline in equity market volatility illustrated by the VIX, the strategy once again achieved its annual targets for option premium income and dividend income. The total return of the Fund lagged equities as the strong bull market advanced with abnormal steadiness. Over time we believe the market will revert to its long term pattern of lower returns and higher volatility.

The Fund’s strategy is to invest in a proprietary portfolio of dividend-producing companies and write covered call options and cash-secured put options around those positions. This approach strives to generate the potential multiple sources of return that we describe in our Prospectus and may partially decouple the Fund's performance from the equity market, providing an alternative investment opportunity.

Morningstar previously acknowledged that its characterization of the Fund as traditional long equity did not meet its own criteria for the category. In 2014, it addressed this by placing the Fund in its alternative investment category, specifically long/short equity. While the Fund does not short equities, we believe this characterization is a much better fit from a comparative standpoint, and note that it matches the conclusion Lipper reached in 2012.

In the first quarter of 2014, we engaged a third party firm to provide additional distribution and service support to financial advisors and institutions. More importantly to shareholders, MAI continued to invest in its ability to find the most compelling equity opportunities and efficiently develop a continually refreshed portfolio of income generating options written around them.

As he has since inception, Seth Shalov leads the overall portfolio construction. Kurt Nye joined the strategy investment team in November 2011, and was formally named to the portfolio management team in September 2013. Mr. Nye works side-by-side with Mr. Shalov on a daily basis and is thoroughly versed in research, trading systems and portfolio construction and is Mr. Shalov’s back-up. Jason Putman joined MAI in August 2012, attending and participating in strategy meetings throughout 2013. Mr. Putman was added to the portfolio management team in the fourth quarter of 2013, and he began leading the equity selection process in January of this year.

This spring, Walt Henry informed us of his desire to retire, and in July, Art Merriman left MAI to pursue other opportunities. Our search for another team member yielded Dave Kolpak, who has 22 years of investment management experience and previously worked with Richard Buoncore and Jason Putman. The team currently in place is focused, engaged and of sufficient depth and expertise to navigate changes in the financial markets and economy.

One change worth particular note is the evolution of the U.S. options market. When the Fund launched, exchange listed options were available on a monthly basis, expiring on the third Friday of each month. The further one projects stock prices out into the future, the more uncertainty there is. A core risk control of our strategy was to limit the duration of our option writing program - at the time that meant we would never have more than three monthly expiration dates in our portfolio (one expiring, the others out the next two months).

While our stance on risk management has not changed, the options market has. An increasing number of stocks have weekly options. We are at the vanguard, actively requesting additions to that list from the Chicago Board Options Exchange. On a large portion of the equity portfolio, we are now able to choose to write from 8-9 expiration dates allowing more diversity in the option program. At any given point, we are now more likely to have 350 option positions than 250. We are

1

DIVIDEND PLUS+ INCOME FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) AUGUST 31, 2014

 also able to manage the average duration with more precision. Over the past fiscal year we have reduced the duration of our average options position.

We thank you for your support and we believe the Fund will continue to grow as it attracts shareholders who share our quest for:

*	a low volatility equity alternative with liquidity and transparency;
*	a durable source of portfolio income without an embedded interest rate bet; and
*	prioritization of capital preservation.

Sincerely,

Seth E. Shalov	Kurt D. Nye	Jason Putman	David Kolpak	Richard J. Buoncore

2

DIVIDEND PLUS+ INCOME FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) AUGUST 31, 2014

The following chart reflects the change in the value of a hypothetical $50,000 investment in Institutional Class, including reinvested dividends and distributions, in the Dividend Plus+ Income Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Comparison of Change in Value of a $50,000 Investment
Dividend Plus+ Income Fund - Institutional Class vs. S&P 500 Index

Average Annual Total Returns		Since
Periods Ended August 31, 2014	One Year	Inception*
Dividend Plus+ Income Fund — Institutional Class	11.62%	7.71%
Dividend Plus+ Income Fund — Investor Class	11.62%	7.37%
S&P 500 Index (since 9/23/10)	25.25%	18.28%

*Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.29% and 2.30%, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses such that total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation)  do not exceed 0.99% and 1.24% for Institutional Class and Investor Class, respectively through at least January 1, 2015. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Board and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2014

Shares	Security Description	Value
Common Stock - 46.8%
Communications - 1.3%
22,600	Verizon Communications, Inc. (a)(b)	$1,125,932

Consumer Discretionary - 5.3%
7,670	CBS Corp., Class B (a)	454,755
7,200	The Home Depot, Inc. (a)(b)	673,200
6,900	Time Warner Cable, Inc. (a)(b)	1,020,717
12,900	Tupperware Brands Corp. (a)(b)	945,054
8,700	Whirlpool Corp. (a)(b)	1,331,274
		4,425,000
Consumer Staples - 2.3%
7,000	Diageo PLC, ADR (a)(b)	839,090
13,400	The Procter & Gamble Co. (a)(b)	1,113,674
		1,952,764
Energy - 6.9%
9,100	Chevron Corp. (a)(b)	1,177,995
36,500	Noble Corp. PLC (a)(b)	1,038,790
10,400	Occidental Petroleum Corp. (a)(b)	1,078,792
12,148	Paragon Offshore PLC (a)(b)(c)	113,216
11,000	Schlumberger, Ltd. (a)(b)	1,206,040
20,500	The Williams Cos., Inc. (a)(b)	1,218,520
		5,833,353
Financials - 8.2%
10,800	ACE, Ltd. (a)(b)	1,148,364
62,100	American Realty Capital Properties, Inc. REIT (a)(b)	817,236
2,884	CBS Outdoor Americas, Inc. REIT (a)(b)	99,123
21,900	JPMorgan Chase & Co. (a)(b)	1,301,955
18,500	Lazard, Ltd., Class A (a)(b)	1,011,210
21,700	NorthStar Asset Management Group, Inc. (a)(b)(c)	401,233
47,500	NorthStar Realty Finance Corp. REIT (a)(b)	879,225
8,800	The Blackstone Group LP (a)(b)	295,064
10,500	The Chubb Corp. (a)(b)	965,475
		6,918,885

Health Care - 10.3%
26,600	Abbott Laboratories (a)(b)	1,123,584
10,800	Amgen, Inc. (a)(b)	1,505,304
7,200	Covidien PLC (a)(b)	625,176
27,700	GlaxoSmithKline PLC, ADR (a)(b)	1,360,070
14,400	Johnson & Johnson (a)(b)	1,493,712
22,500	Medtronic, Inc. (a)(b)	1,436,625
37,500	Pfizer, Inc. (a)(b)	1,102,125
		8,646,596
Industrials - 6.2%
54,700	General Electric Co. (a)(b)	1,421,106
13,300	Honeywell International, Inc. (a)(b)	1,266,559
12,000	The Boeing Co. (a)(b)	1,521,600
9,400	United Technologies Corp. (a)(b)	1,015,012
		5,224,277
Information Technology - 6.3%
30,100	Altera Corp. (a)(b)	1,063,734
7,600	Apple, Inc. (a)(b)	779,000
39,800	EMC Corp. (a)(b)	1,175,294
16,200	QUALCOMM, Inc. (a)(b)	1,232,820
24,500	Xilinx, Inc. (a)(b)	1,035,125
		5,285,973
Total Common Stock (Cost $38,940,361)		39,412,780

Money Market Fund - 37.8%
31,872,039	Fidelity Institutional Cash Money Market Fund, 0.06% (d) (Cost $31,872,039)	31,872,039

Total Investments - 84.6% (Cost $70,812,400)*	$ 71,284,819
Total Written Options - (0.8)% (Premiums Received $(700,156))*	(680,402)
Other Assets & Liabilities, Net – 16.2%	13,649,991
Net Assets – 100.0%	$ 84,254,408

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.8)%
Call Options Written - (0.7)%
(37)	Abbott Laboratories	$44.00	09/14	$(241)
(44)	Abbott Laboratories	43.00	09/14	(924)
(130)	Abbott Laboratories	42.00	09/14	(8,320)
(22)	Abbott Laboratories	44.00	10/14	(572)
(28)	ACE, Ltd.	105.00	09/14	(4,816)
(55)	ACE, Ltd.	105.00	10/14	(11,550)
(53)	Altera Corp.	37.00	09/14	(530)
(17)	Altera Corp.	36.00	09/14	(680)
(39)	Altera Corp.	35.00	09/14	(3,120)
(22)	Altera Corp.	34.00	09/14	(3,300)
(66)	Altera Corp.	36.00	10/14	(4,950)
(44)	Altera Corp.	35.00	10/14	(5,060)
(506)	American Realty Capital Properties, Inc. REIT	13.00	09/14	(15,180)
(13)	Amgen, Inc.	127.00	09/14	(15,145)
(13)	Amgen, Inc.	134.00	09/14	(7,507)
(11)	Amgen, Inc.	129.00	09/14	(10,835)
(10)	Amgen, Inc.	127.00	09/14	(11,825)
(34)	Amgen, Inc.	130.00	09/14	(32,300)
(13)	Amgen, Inc.	125.00	09/14	(18,005)
(11)	Amgen, Inc.	135.00	10/14	(7,315)
(29)	Apple, Inc.	98.00	09/14	(13,630)
(12)	Apple, Inc.	97.00	09/14	(6,720)
(13)	Apple, Inc.	99.00	09/14	(5,720)
(22)	Apple, Inc.	97.50	09/14	(12,848)
(15)	CBS Corp., Class B	62.50	09/14	(375)
(42)	CBS Corp., Class B	61.00	09/14	(2,100)
(13)	CBS Outdoor Americas, Inc. REIT	35.00	09/14	(325)
(13)	CBS Outdoor Americas, Inc. REIT	35.00	10/14	(949)
(15)	Chevron Corp.	127.00	09/14	(3,375)
(35)	Chevron Corp.	130.00	09/14	(3,640)
(11)	Chevron Corp.	130.00	10/14	(1,716)
(13)	Chevron Corp.	130.00	10/14	(2,723)
(15)	Covidien PLC	95.00	09/14	(15)
(13)	Covidien PLC	87.50	09/14	(1,268)
(18)	Covidien PLC	90.00	10/14	(2,790)
(24)	Diageo PLC, ADR	120.00	09/14	(3,600)
(16)	Diageo PLC, ADR	125.00	10/14	(880)
(9)	Diageo PLC, ADR	120.00	10/14	(1,800)
(33)	EMC Corp.	30.00	09/14	(198)
(25)	EMC Corp.	29.50	09/14	(950)
(16)	EMC Corp.	31.00	09/14	(128)
(164)	EMC Corp.	30.00	09/14	(3,936)
(24)	EMC Corp.	30.50	09/14	(504)
(22)	EMC Corp.	30.50	10/14	(484)
(68)	EMC Corp.	31.00	10/14	(1,666)
(22)	General Electric Co.	26.50	09/14	(66)
(33)	General Electric Co.	26.00	09/14	(446)
(55)	General Electric Co.	25.50	09/14	(3,052)
(97)	General Electric Co.	27.00	09/14	(291)
(76)	General Electric Co.	26.00	09/14	(1,824)
(22)	General Electric Co.	26.50	09/14	(198)
(55)	General Electric Co.	27.00	10/14	(660)
(22)	General Electric Co.	26.00	10/14	(968)
(17)	GlaxoSmithKline PLC, ADR	52.50	09/14	(85)
(83)	GlaxoSmithKline PLC, ADR	50.00	09/14	(2,241)
(30)	GlaxoSmithKline PLC, ADR	49.00	09/14	(2,100)
(29)	GlaxoSmithKline PLC, ADR	47.00	09/14	(6,380)
(25)	GlaxoSmithKline PLC, ADR	46.00	09/14	(7,750)
(18)	GlaxoSmithKline PLC, ADR	49.00	10/14	(1,800)
(33)	Honeywell International, Inc.	97.50	09/14	(842)
(29)	Honeywell International, Inc.	95.00	09/14	(3,465)
(35)	Honeywell International, Inc.	97.50	10/14	(3,447)
(15)	Johnson & Johnson	103.00	09/14	(2,430)
(21)	Johnson & Johnson	104.00	10/14	(2,268)
(80)	Johnson & Johnson	105.00	10/14	(9,120)
(43)	JPMorgan Chase & Co.	60.00	09/14	(645)
(16)	JPMorgan Chase & Co.	58.00	09/14	(2,568)
(47)	JPMorgan Chase & Co.	60.00	09/14	(2,209)
(16)	JPMorgan Chase & Co.	58.00	09/14	(2,936)
(16)	JPMorgan Chase & Co.	60.50	10/14	(768)
(34)	JPMorgan Chase & Co.	57.50	10/14	(8,602)
(121)	Lazard, Ltd., Class A	55.00	09/14	(9,075)
(29)	Lazard, Ltd., Class A	50.00	09/14	(13,485)
(22)	Lazard, Ltd., Class A	55.00	10/14	(3,190)
(22)	Medtronic, Inc.	64.00	09/14	(1,144)
(54)	Medtronic, Inc.	65.00	09/14	(1,539)
(18)	Medtronic, Inc.	65.00	09/14	(783)
(13)	Medtronic, Inc.	64.00	09/14	(1,073)
(35)	Medtronic, Inc.	65.00	10/14	(1,820)
(18)	Medtronic, Inc.	65.00	10/14	(1,260)
(65)	Noble Corp. PLC	35.00	09/14	(650)
(22)	Noble Corp. PLC	33.00	09/14	(440)
(44)	Noble Corp. PLC	29.00	09/14	(1,496)
(81)	Noble Corp. PLC	28.00	09/14	(6,399)
(55)	Noble Corp. PLC	30.00	10/14	(2,337)
(16)	Noble Corp. PLC	29.00	10/14	(1,136)
(89)	NorthStar Asset Management Group, Inc.	20.00	09/14	(89)
(33)	NorthStar Asset Management Group, Inc.	20.00	10/14	(1,023)
(33)	NorthStar Realty Finance Corp. REIT	19.00	09/14	(726)
See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
(185)	NorthStar Realty Finance Corp. REIT	$18.00	09/14	$(14,337)
(85)	NorthStar Realty Finance Corp. REIT	19.00	10/14	(3,400)
(30)	Occidental Petroleum Corp.	105.00	09/14	(2,055)
(16)	Occidental Petroleum Corp.	102.00	09/14	(3,776)
(31)	Occidental Petroleum Corp.	105.00	10/14	(4,805)
(45)	Paragon Offshore PLC	10.00	09/14	(45)
(54)	Paragon Offshore PLC	10.00	10/14	(1,026)
(22)	Pfizer, Inc.	30.50	09/14	(22)
(15)	Pfizer, Inc.	30.00	09/14	(38)
(46)	Pfizer, Inc.	31.00	09/14	(92)
(42)	Pfizer, Inc.	30.00	09/14	(462)
(77)	Pfizer, Inc.	29.00	09/14	(4,581)
(22)	Pfizer, Inc.	29.50	09/14	(825)
(44)	Pfizer, Inc.	30.00	10/14	(1,496)
(22)	Pfizer, Inc.	29.00	10/14	(1,826)
(15)	QUALCOMM, Inc.	82.50	09/14	(15)
(49)	QUALCOMM, Inc.	76.00	09/14	(5,292)
(28)	QUALCOMM, Inc.	77.00	10/14	(2,464)
(34)	QUALCOMM, Inc.	77.50	10/14	(2,924)
(11)	Schlumberger, Ltd.	115.00	09/14	(11)
(13)	Schlumberger, Ltd.	109.00	09/14	(2,262)
(11)	Schlumberger, Ltd.	115.00	09/14	(220)
(13)	Schlumberger, Ltd.	109.00	09/14	(3,029)
(13)	Schlumberger, Ltd.	112.00	10/14	(1,586)
(16)	Schlumberger, Ltd.	115.00	10/14	(1,648)
(15)	The Blackstone Group LP	35.00	09/14	(38)
(15)	The Blackstone Group LP	34.00	09/14	(480)
(31)	The Blackstone Group LP	34.00	09/14	(1,364)
(14)	The Blackstone Group LP	33.00	09/14	(1,330)
(13)	The Blackstone Group LP	36.00	10/14	(403)
(13)	The Boeing Co.	128.00	09/14	(429)
(11)	The Boeing Co.	126.00	09/14	(1,441)
(27)	The Boeing Co.	125.00	09/14	(6,588)
(15)	The Boeing Co.	135.00	09/14	(90)
(11)	The Boeing Co.	130.00	09/14	(495)
(11)	The Boeing Co.	130.00	10/14	(1,287)
(16)	The Boeing Co.	130.00	10/14	(2,272)
(29)	The Chubb Corp.	95.00	09/14	(29)
(50)	The Chubb Corp.	90.00	09/14	(10,250)
(26)	The Chubb Corp.	90.00	10/14	(5,746)
(11)	The Home Depot, Inc.	90.00	09/14	(3,850)
(1)	The Home Depot, Inc.	85.00	09/14	(855)
(6)	The Home Depot, Inc.	82.50	09/14	(6,570)
(18)	The Home Depot, Inc.	92.00	09/14	(3,465)
(13)	The Home Depot, Inc.	92.00	10/14	(2,658)
(13)	The Home Depot, Inc.	93.00	10/14	(2,191)
(14)	The Procter & Gamble Co.	82.50	09/14	(1,582)
(13)	The Procter & Gamble Co.	84.00	10/14	(793)
(59)	The Procter & Gamble Co.	83.00	10/14	(6,460)
(35)	The Procter & Gamble Co.	82.50	10/14	(5,285)
(17)	The Williams Cos., Inc.	58.00	09/14	(2,499)
(40)	The Williams Cos., Inc.	58.00	09/14	(6,200)
(17)	The Williams Cos., Inc.	60.00	09/14	(816)
(67)	The Williams Cos., Inc.	59.50	09/14	(5,360)
(22)	The Williams Cos., Inc.	60.00	10/14	(2,200)
(22)	Time Warner Cable, Inc.	150.00	09/14	(1,804)
(16)	Time Warner Cable, Inc.	155.00	10/14	(1,280)
(13)	Time Warner Cable, Inc.	150.00	10/14	(3,120)
(15)	Tupperware Brands Corp.	80.00	09/14	(15)
(39)	Tupperware Brands Corp.	75.00	09/14	(1,365)
(32)	Tupperware Brands Corp.	75.00	10/14	(2,400)
(15)	United Technologies Corp.	111.00	09/14	(45)
(11)	United Technologies Corp.	107.00	09/14	(1,474)
(9)	United Technologies Corp.	107.00	09/14	(1,472)
(11)	United Technologies Corp.	107.00	09/14	(2,321)
(11)	United Technologies Corp.	111.00	10/14	(655)
(8)	United Technologies Corp.	110.00	10/14	(1,056)
(15)	Verizon Communications, Inc.	51.50	09/14	(15)
(10)	Verizon Communications, Inc.	50.00	09/14	(410)
(18)	Verizon Communications, Inc.	49.50	09/14	(1,386)
(88)	Verizon Communications, Inc.	50.00	10/14	(6,072)
(24)	Whirlpool Corp.	155.00	09/14	(4,620)
(13)	Whirlpool Corp.	150.00	09/14	(6,110)
(11)	Whirlpool Corp.	145.00	09/14	(9,526)
(20)	Whirlpool Corp.	160.00	10/14	(4,080)
(9)	Whirlpool Corp.	150.00	10/14	(5,805)
(30)	Xilinx, Inc.	50.00	09/14	(30)

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
(43)	Xilinx, Inc.	$44.00	09/14	$(559)
(36)	Xilinx, Inc.	42.00	09/14	(3,060)
(58)	Xilinx, Inc.	45.00	10/14	(2,233)
Total Call Options Written (Premiums Received $(425,790))	(551,517)
Put Options Written - (0.1)%
(62)	Abbott Laboratories	42.00	09/14	(2,480)
(65)	Abbott Laboratories	41.00	09/14	(1,007)
(44)	Abbott Laboratories	40.00	09/14	(308)
(49)	Abbott Laboratories	40.00	10/14	(1,543)
(28)	ACE, Ltd.	100.00	09/14	(280)
(13)	ACE, Ltd.	105.00	10/14	(1,898)
(18)	ACE, Ltd.	100.00	10/14	(774)
(39)	Altera Corp.	33.00	09/14	(312)
(72)	Altera Corp.	32.00	09/14	(72)
(22)	Altera Corp.	31.00	09/14	(22)
(32)	Altera Corp.	30.00	09/14	(32)
(40)	Altera Corp.	33.00	10/14	(1,200)
(44)	Altera Corp.	32.00	10/14	(880)
(77)	American Realty Capital Properties, Inc. REIT	13.00	09/14	(1,155)
(22)	American Realty Capital Properties, Inc. REIT	12.00	09/14	(22)
(216)	American Realty Capital Properties, Inc. REIT	12.50	10/14	(4,320)
(9)	Amgen, Inc.	130.00	09/14	(72)
(13)	Amgen, Inc.	130.00	09/14	(325)
(11)	Amgen, Inc.	128.00	09/14	(193)
(13)	Amgen, Inc.	125.00	09/14	(156)
(13)	Amgen, Inc.	110.00	09/14	(65)
(13)	Amgen, Inc.	134.00	09/14	(1,430)
(11)	Amgen, Inc.	127.00	10/14	(468)
(11)	Amgen, Inc.	125.00	10/14	(572)
(25)	Apple, Inc.	92.00	09/14	(125)
(11)	Apple, Inc.	88.00	09/14	(33)
(13)	Apple, Inc.	88.00	09/14	(104)
(13)	Apple, Inc.	95.00	09/14	(546)
(26)	Apple, Inc.	90.00	09/14	(416)
(11)	Apple, Inc.	85.00	09/14	(99)
(22)	CBS Outdoor Americas, Inc. REIT	30.00	09/14	(22)
(33)	CBS Outdoor Americas, Inc. REIT	31.00	10/14	(990)
(13)	Chevron Corp.	123.00	09/14	(319)
(18)	Chevron Corp.	122.00	09/14	(405)
(11)	Chevron Corp.	125.00	10/14	(627)
(13)	Chevron Corp.	120.00	10/14	(533)
(22)	Comcast Corp.	53.00	09/14	(22)
(18)	Comcast Corp.	51.50	09/14	(135)
(18)	Comcast Corp.	52.50	09/14	(225)
(18)	Comcast Corp.	53.00	09/14	(468)
(34)	Comcast Corp.	52.50	10/14	(1,564)
(13)	Covidien PLC	82.50	09/14	(747)
(13)	Covidien PLC	80.00	09/14	(390)
(13)	Covidien PLC	75.00	09/14	(195)
(31)	Covidien PLC	77.50	10/14	(3,937)
(36)	Diageo PLC, ADR	115.00	09/14	(2,160)
(9)	Diageo PLC, ADR	115.00	10/14	(1,440)
(16)	Diageo PLC, ADR	110.00	10/14	(880)
(22)	EMC Corp.	29.50	09/14	(759)
(18)	EMC Corp.	27.50	09/14	(81)
(55)	EMC Corp.	28.00	09/14	(495)
(22)	EMC Corp.	27.00	09/14	(110)
(22)	EMC Corp.	26.00	09/14	(77)
(22)	EMC Corp.	28.50	09/14	(451)
(22)	EMC Corp.	28.50	10/14	(693)
(22)	EMC Corp.	28.00	10/14	(418)
(33)	EMC Corp.	28.00	10/14	(990)
(45)	EMC Corp.	27.00	10/14	(675)
(22)	General Electric Co.	24.50	09/14	(66)
(76)	General Electric Co.	25.00	09/14	(608)
(33)	General Electric Co.	25.00	09/14	(396)
(98)	General Electric Co.	25.00	10/14	(2,744)
(77)	General Electric Co.	24.00	10/14	(847)
(11)	GlaxoSmithKline PLC, ADR	47.00	09/14	(165)
(22)	GlaxoSmithKline PLC, ADR	46.00	09/14	(22)
(15)	GlaxoSmithKline PLC, ADR	45.00	09/14	(15)
(13)	Honeywell International, Inc.	92.50	09/14	(423)
(17)	Honeywell International, Inc.	90.00	09/14	(255)
(13)	Honeywell International, Inc.	85.00	09/14	(104)
(24)	Honeywell International, Inc.	92.50	10/14	(2,496)
(22)	Honeywell International, Inc.	90.00	10/14	(1,342)
(13)	Johnson & Johnson	97.00	09/14	(111)
(32)	Johnson & Johnson	97.50	09/14	(320)
(15)	Johnson & Johnson	95.00	09/14	(75)
(13)	Johnson & Johnson	100.00	09/14	(429)
(13)	Johnson & Johnson	100.00	10/14	(832)
(13)	Johnson & Johnson	97.50	10/14	(442)
(18)	JPMorgan Chase & Co.	56.00	09/14	(162)
(22)	JPMorgan Chase & Co.	55.00	09/14	(121)
(13)	JPMorgan Chase & Co.	52.50	09/14	(52)
(23)	JPMorgan Chase & Co.	54.00	09/14	(161)
(16)	JPMorgan Chase & Co.	55.00	10/14	(552)
(23)	JPMorgan Chase & Co.	52.50	10/14	(345)
(35)	Lazard, Ltd., Class A	49.00	09/14	(35)
(15)	Lazard, Ltd., Class A	47.00	09/14	(15)
(22)	Lazard, Ltd., Class A	46.00	09/14	(22)
(22)	Lazard, Ltd., Class A	50.00	10/14	(880)

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
(23)	Medtronic, Inc.	$62.50	09/14	$(632)
(24)	Medtronic, Inc.	60.00	09/14	(240)
(22)	Medtronic, Inc.	57.50	09/14	(110)
(18)	Medtronic, Inc.	59.00	09/14	(180)
(13)	Medtronic, Inc.	62.00	10/14	(754)
(13)	Medtronic, Inc.	62.50	10/14	(1,170)
(22)	Medtronic, Inc.	60.00	10/14	(726)
(65)	Noble Corp. PLC	29.00	09/14	(910)
(22)	Noble Corp. PLC	26.00	09/14	(143)
(45)	Noble Corp. PLC	25.00	09/14	(270)
(22)	Noble Corp. PLC	26.00	10/14	(550)
(39)	Noble Corp. PLC	25.00	10/14	(585)
(17)	Noble Corp. PLC	24.00	10/14	(179)
(67)	NorthStar Asset Management Group, Inc.	17.50	09/14	(1,340)
(33)	NorthStar Asset Management Group, Inc.	17.50	10/14	(1,402)
(55)	NorthStar Realty Finance Corp. REIT	18.00	09/14	(55)
(66)	NorthStar Realty Finance Corp. REIT	17.00	09/14	(66)
(22)	NorthStar Realty Finance Corp. REIT	16.00	09/14	(22)
(22)	NorthStar Realty Finance Corp. REIT	15.00	09/14	(22)
(33)	NorthStar Realty Finance Corp. REIT	18.00	10/14	(1,155)
(67)	NorthStar Realty Finance Corp. REIT	17.00	10/14	(1,507)
(15)	Occidental Petroleum Corp.	95.00	09/14	(150)
(15)	Occidental Petroleum Corp.	92.50	09/14	(90)
(16)	Occidental Petroleum Corp.	96.00	09/14	(264)
(11)	Occidental Petroleum Corp.	100.00	10/14	(1,386)
(18)	Occidental Petroleum Corp.	95.00	10/14	(729)
(34)	Paragon Offshore PLC	10.00	10/14	(3,145)
(17)	Pfizer, Inc.	28.50	09/14	(102)
(32)	Pfizer, Inc.	29.00	09/14	(560)
(43)	Pfizer, Inc.	28.00	09/14	(215)
(33)	Pfizer, Inc.	28.00	09/14	(248)
(99)	Pfizer, Inc.	28.00	10/14	(1,683)
(45)	Pfizer, Inc.	27.00	10/14	(360)
(15)	QUALCOMM, Inc.	75.00	09/14	(750)
(17)	QUALCOMM, Inc.	72.50	09/14	(221)
(15)	QUALCOMM, Inc.	71.00	09/14	(180)
(13)	QUALCOMM, Inc.	74.50	10/14	(832)
(21)	QUALCOMM, Inc.	70.00	10/14	(420)
(15)	Schlumberger, Ltd.	107.00	09/14	(735)
(26)	Schlumberger, Ltd.	107.00	09/14	(1,872)
(15)	Schlumberger, Ltd.	101.00	09/14	(293)
(22)	Schlumberger, Ltd.	100.00	10/14	(1,188)
(18)	The Blackstone Group LP	31.50	09/14	(180)
(15)	The Blackstone Group LP	29.50	09/14	(15)
(15)	The Blackstone Group LP	30.00	09/14	(105)
(18)	The Blackstone Group LP	32.00	10/14	(702)
(18)	The Blackstone Group LP	30.00	10/14	(432)
(13)	The Blackstone Group LP	29.00	10/14	(208)
(13)	The Boeing Co.	126.00	09/14	(1,683)
(15)	The Boeing Co.	120.00	09/14	(375)
(22)	The Boeing Co.	123.00	10/14	(2,376)
(11)	The Boeing Co.	115.00	10/14	(440)
(52)	The Chubb Corp.	90.00	09/14	(1,560)
(11)	The Chubb Corp.	90.00	10/14	(918)
(15)	The Home Depot, Inc.	80.00	09/14	(15)
(15)	The Home Depot, Inc.	77.00	09/14	(15)
(16)	The Home Depot, Inc.	93.00	09/14	(1,440)
(15)	The Home Depot, Inc.	80.00	09/14	(60)
(13)	The Home Depot, Inc.	77.50	09/14	(39)
(35)	The Home Depot, Inc.	75.00	09/14	(35)
(10)	The Home Depot, Inc.	85.00	10/14	(230)
(13)	The Home Depot, Inc.	80.00	10/14	(104)
(13)	The Procter & Gamble Co.	81.00	09/14	(195)
(13)	The Procter & Gamble Co.	77.50	09/14	(91)
(29)	The Procter & Gamble Co.	80.00	10/14	(1,102)
(18)	The Williams Cos., Inc.	53.50	09/14	(18)
(18)	The Williams Cos., Inc.	54.50	09/14	(234)
(22)	The Williams Cos., Inc.	52.50	09/14	(22)
(18)	The Williams Cos., Inc.	52.00	09/14	(18)
(23)	The Williams Cos., Inc.	55.00	09/14	(276)
(22)	The Williams Cos., Inc.	52.50	09/14	(88)
(22)	The Williams Cos., Inc.	56.00	09/14	(649)
(22)	The Williams Cos., Inc.	55.00	10/14	(880)
(10)	The Williams Cos., Inc.	52.50	10/14	(180)
(13)	Time Warner Cable, Inc.	145.00	09/14	(1,560)
(13)	Time Warner Cable, Inc.	140.00	09/14	(520)
(29)	Time Warner Cable, Inc.	140.00	10/14	(4,640)
(13)	Tupperware Brands Corp.	75.00	09/14	(3,510)

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
(22)	Tupperware Brands Corp.	$70.00	09/14	$(682)
(45)	Tupperware Brands Corp.	70.00	10/14	(3,825)
(11)	United Technologies Corp.	105.00	09/14	(462)
(11)	United Technologies Corp.	100.00	09/14	(143)
(13)	United Technologies Corp.	105.00	10/14	(1,482)
(18)	Verizon Communications, Inc.	47.50	09/14	(108)
(22)	Verizon Communications, Inc.	50.00	09/14	(1,309)
(17)	Verizon Communications, Inc.	49.00	09/14	(391)
(17)	Verizon Communications, Inc.	49.00	09/14	(587)
(18)	Verizon Communications, Inc.	47.50	09/14	(180)
(44)	Verizon Communications, Inc.	47.00	10/14	(1,144)
(22)	Verizon Communications, Inc.	46.00	10/14	(396)
(11)	Whirlpool Corp.	140.00	09/14	(286)
(13)	Whirlpool Corp.	135.00	09/14	(195)
(11)	Whirlpool Corp.	125.00	09/14	(99)
(13)	Whirlpool Corp.	140.00	10/14	(1,274)
(13)	Whirlpool Corp.	135.00	10/14	(715)
(30)	Xilinx, Inc.	44.00	09/14	(5,895)
(16)	Xilinx, Inc.	42.00	09/14	(928)
(16)	Xilinx, Inc.	40.00	09/14	(240)
(37)	Xilinx, Inc.	38.00	09/14	(185)
(49)	Xilinx, Inc.	38.00	10/14	(1,249)
Total Put Options Written (Premiums Received $(274,366))	(128,885)
Total Written Options - (0.8)% (Premiums Received $(700,156))	$(680,402)

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2014

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of August 31, 2014.

*	Cost for federal income tax purposes is $70,288,722 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,592,043
Gross Unrealized Depreciation	(1,276,348)
Net Unrealized Appreciation	$315,695

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of August 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,125,932	$-	$-	$1,125,932
Consumer Discretionary	4,425,000	-	-	4,425,000
Consumer Staples	1,952,764	-	-	1,952,764
Energy	5,833,353	-	-	5,833,353
Financials	6,918,885	-	-	6,918,885
Health Care	8,646,596	-	-	8,646,596
Industrials	5,224,277	-	-	5,224,277
Information Technology	5,285,973	-	-	5,285,973
Money Market Fund	-	31,872,039	-	31,872,039
Total Investments At Value	39,412,780	31,872,039	-	71,284,819
Total Assets	$39,412,780	$31,872,039	$-	$71,284,819

Liabilities
Other Financial Instruments**
Written Options	(371,736)	(308,666)	-	(680,402)
Total Liabilities	$(371,736)	$(308,666)	$-	$(680,402)

**	Other Financial Instruments are derivative instruments not included on the Schedule of Investments, such as written options which are reported at their market value at year end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended August 31, 2014.

PORTFOLIO HOLDINGS
% of Net Assets

Common Stock	46.8%
Money Market Fund***	37.8%
Written Options	(0.8)%
Other Assets and Liabilities	16.2%
100.0%
***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

PORTFOLIO HOLDINGS
% of Common Stock

Communications	2.9%
Consumer Discretionary	11.2%
Consumer Staples	4.9%
Energy	14.8%
Financials	17.6%
Health Care	21.9%
Industrials	13.3%
Information Technology	13.4%
100.0%

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2014

ASSETS
Total investments, at value (Cost $70,812,400)	$71,284,819
Deposits with brokers	10,763,565
Receivables:
Fund shares sold	2,360,376
Investment securities sold	1,383,412
Dividends	97,296
Prepaid expenses	18,616
Total Assets	85,908,084

LIABILITIES
Call options written, at value (Premiums received $425,790)	551,517
Put options written, at value (Premiums received $274,366)	128,885
Payables:
Investment securities purchased	883,385
Fund shares redeemed	3,063
Accrued Liabilities:
Investment adviser fees	38,850
Fund services fees	16,026
Other expenses	31,950
Total Liabilities	1,653,676

NET ASSETS	$84,254,408

COMPONENTS OF NET ASSETS
Paid-in capital	$77,804,443
Undistributed net investment income	59,608
Accumulated net realized gain	5,898,184
Net unrealized appreciation	492,173
NET ASSETS	$84,254,408

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	7,251,643
Investor Class	78,632

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $83,342,549)	$11.49
Investor Class (based on net assets of $911,859)	$11.60

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 2014

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,900)	$990,967
Total Investment Income	990,967

EXPENSES
Investment adviser fees	565,882
Fund services fees	184,000
Transfer agent fees:
Institutional Class	5,227
Investor Class	2,719
Distribution fees:
Investor Class	2,371
Custodian fees	10,421
Registration fees:
Institutional Class	16,856
Investor Class	14,467
Professional fees	39,585
Trustees' fees and expenses	3,159
Miscellaneous expenses	57,966
Total Expenses	902,653
Fees waived	(153,301)
Net Expenses	749,352

NET INVESTMENT INCOME	241,615

NET REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments	4,089,927
Written options	2,828,216
Net realized gain	6,918,143
Net change in unrealized appreciation (depreciation) on:
Investments	1,131,135
Written options	25,687
Net change in unrealized appreciation (depreciation)	1,156,822
NET REALIZED AND UNREALIZED GAIN	8,074,965
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,316,580

See Notes to Financial Statements.	12

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31,
	2014	2013
OPERATIONS
Net investment income	$241,615	$348,097
Net realized gain	6,918,143	4,370,498
Net change in unrealized appreciation (depreciation)	1,156,822	(1,436,390)
Increase in Net Assets Resulting from Operations	8,316,580	3,282,205

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(190,656)	(301,884)
Net realized gain:
Institutional Class	(4,268,681)	(2,435,821)
Investor Class	(56,071)	(214,545)
Total Distributions to Shareholders	(4,515,408)	(2,952,250)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	17,252,323	39,939,779
Investor Class	235,818	435,301
Reinvestment of distributions:
Institutional Class	4,378,523	2,724,708
Investor Class	54,219	213,669
Redemption of shares:
Institutional Class	(13,938,237)	(17,533,840)
Investor Class	(341,391)	(5,719,128)
Increase in Net Assets from Capital Share Transactions	7,641,255	20,060,489
Increase in Net Assets	11,442,427	20,390,444

NET ASSETS
Beginning of Year	72,811,981	52,421,537
End of Year (Including line (a))	$84,254,408	$72,811,981

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	1,535,182	3,676,103
Investor Class	20,898	39,934
Reinvestment of distributions:
Institutional Class	407,843	258,116
Investor Class	5,011	20,195
Redemption of shares:
Institutional Class	(1,267,543)	(1,627,404)
Investor Class	(30,588)	(533,668)
Increase in Shares	670,803	1,833,276

(a) Undistributed net investment income	$59,608	$55,153

See Notes to Financial Statements.	13

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31,			September 23, 2010 (a) through
	2014	2013	2012	August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning
of Period	$10.93	$10.86	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.04	0.06	0.07	0.06
Net realized and unrealized gain	1.18	0.44	1.00	0.28
Total from Investment Operations	1.22	0.50	1.07	0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.03)	(0.05)	(0.08)	(0.08)
Net realized gain	(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.66)	(0.43)	(0.47)	(0.08)
NET ASSET VALUE, End of Period	$11.49	$10.93	$10.86	$10.26
TOTAL RETURN	11.62%	4.81%	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$83,343	$71,896	$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.32%	0.52%	0.66%	0.61	%(e)
Net expense	0.99%	0.99%	0.99%	0.99	%(e)
Gross expense (f)	1.17%	1.21%	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE (g)	203%	192%	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)
The transaction volume and portfolio values used in the portfolio turnover rate calculation exclude securities whose maturities or expiration dates at the time of acquisition were one year or less, including cash and equivalents such as money market funds.

See Notes to Financial Statements.	14

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31,			December 2, 2010 (a) through
	2014	2013	2012	August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning
of Period	$11.00	$10.90	$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.01	0.03	0.04	0.03
Net realized and unrealized gain	1.22	0.45	1.00	0.10
Total from Investment Operations	1.23	0.48	1.04	0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	—	(0.02)	(0.05)
Net realized gain	(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.63)	(0.38)	(0.41)	(0.05)
NET ASSET VALUE, End of Period	$11.60	$11.00	$10.90	$10.27
TOTAL RETURN	11.62%	4.58%	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$912	$916	$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.07%	0.28%	0.43%	0.38	%(e)
Net expense	1.24%	1.24%	1.24%	1.24	%(e)
Gross expense (f)	3.40%	2.21%	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE (g)	203%	192%	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)
The transaction volume and portfolio values used in the portfolio turnover rate calculation exclude securities whose maturities or expiration dates at the time of acquisition were one year or less, including cash and equivalents such as money market funds.

See Notes to Financial Statements.	15

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2014

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of August 31, 2014, for the Fund’s investments is included at the end of the Fund’s Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising
16

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2014

reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of August 31, 2014, if any, are disclosed in the Fund’s Schedule of Call and Put Options Written.

Transactions in written options during the year ended August 31, 2014, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2013	(4,985)	$(290,799)	(4,627)	$(230,932)
Options written	(44,611)	(3,024,245)	(40,089)	(2,195,859)
Options terminated in closing transactions	11,925	809,868	2,660	172,174
Options exercised	12,534	831,490	2,550	201,940
Options expired	19,391	1,247,896	34,718	1,778,311
Options Outstanding, August 31, 2014	(5,746)	$(425,790)	(4,788)	$(274,366)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Capital Management, LLC, formerly known as MAI Wealth Advisors, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from

17

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2014

the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2015, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2014, fees waived were $153,301.

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of August 31, 2014, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2012	144,849	August 31, 2015	-
August 31, 2013	153,539	August 31, 2016	-
August 31, 2014	153,301	August 31, 2017	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended August 31, 2014, were $72,811,353 and $71,659,716,  respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended August 31, 2014 for any derivative type that was held during the period is as follows:

Written Options	$(5,220,104)

The Fund’s use of derivatives during the year ended August 31, 2014, was limited to written options.

18

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2014

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of August 31, 2014:

Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(551,517)
Put options written, at value	(128,885)
Total liability derivatives	$(680,402)

Realized and unrealized gains and losses on derivatives contracts during the year ended August 31, 2014, by the Fund are recorded in the following locations on the Statement of Operations:

Location	Equity Contracts
Net realized gain (loss) on:
Written options	$2,828,216

Net change in unrealized appreciation (depreciation) on:
Written options	$25,687

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2014. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(680,402)	$680,402	$-	$-

*
Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:

2014	2013
Ordinary Income	$4,404,655	$2,643,188
Long-Term Capital Gain	110,753	309,062
	$4,515,408	$2,952,250

As of August 31, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$5,927,021
Undistributed Long-Term Gain	207,249
Unrealized Appreciation	315,695
Total	$6,449,965

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to partnerships, wash sales, constructive sales and straddles.

19

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2014

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2014. The following reclassification was the result of partnerships and real estate investment trusts and has no impact on the net assets of the Fund.

Undistributed Net Investment Income	$(46,504)
Accumulated Net Realized Gain	46,504

Note 8. Underlying Investment in Other Investment Companies

The Fund currently meets the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund by investing a portion of its assets in the Fidelity Institutional Money Market Fund. The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. As of August 31, 2014, the percentage of net assets invested in the Fidelity Institutional Money Market Fund was 37.8%. The latest financial statements for the Fidelity Institutional Money Market Fund can be found at www.sec.gov.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of Dividend Plus+ Income Fund

We have audited the accompanying statement of assets and liabilities of the Dividend Plus+ Income Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period September 23, 2010 (commencement of operations) through August 31, 2011 for Institutional Class Shares and for the period December 2, 2010 (commencement of operations) through August 31, 2011 for Investor Class Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dividend Plus+ Income Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 27, 2014

21

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2014

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014, through August 31, 2014.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2014	August 31, 2014	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,048.45	$5.11	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.21	$5.04	0.99%
Investor Class
Actual	$1,000.00	$1,047.87	$6.40	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.95	$6.31	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

22

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2014

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 13.65% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 19.50% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 95.67% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	24	0
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	24	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	24	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	30	Trustee, Forum Funds II and Forum ETF Trust
Interested Trustee
John Y. Keffer2 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	30	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and ALTX Trust
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

23

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2014

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.

24

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0814

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,500 in 2013 and $14,500 in 2014.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2013 and $0 in 2014.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2013 and $3,000 in 2014. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2013 and $0 in 2014. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 21, 2014
By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 21, 2014